Note 5 - Property and Equipment - Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Statement Line Items [Line Items]
Laboratory equipment	$ 142	$ 213	$ 314
Laboratory Equipment [Member]
Statement Line Items [Line Items]
Laboratory equipment	79	113
Computer equipment [member]
Statement Line Items [Line Items]
Laboratory equipment	16	9
Computer software included in property and equipment [member]
Statement Line Items [Line Items]
Laboratory equipment	1	25
Fixtures and fittings [member]
Statement Line Items [Line Items]
Laboratory equipment	16	23
Leasehold improvements [member]
Statement Line Items [Line Items]
Laboratory equipment	30	43
Gross carrying amount [member]
Statement Line Items [Line Items]
Laboratory equipment	404	391
Gross carrying amount [member] | Laboratory Equipment [Member]
Statement Line Items [Line Items]
Laboratory equipment	173	173
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Laboratory equipment	47	34
Gross carrying amount [member] | Computer software included in property and equipment [member]
Statement Line Items [Line Items]
Laboratory equipment	80	80
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Laboratory equipment	35	35
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Laboratory equipment	69	69
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Laboratory equipment	262	178
Accumulated depreciation and amortisation [member] | Laboratory Equipment [Member]
Statement Line Items [Line Items]
Laboratory equipment	94	60
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Statement Line Items [Line Items]
Laboratory equipment	31	25
Accumulated depreciation and amortisation [member] | Computer software included in property and equipment [member]
Statement Line Items [Line Items]
Laboratory equipment	79	55
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Laboratory equipment	19	12
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Laboratory equipment	$ 39	$ 26